BORROWINGS - Long term borrowings (Details) £ in Millions, $ in Millions			6 Months Ended		12 Months Ended
	Mar. 24, 2023 GBP (£)	Mar. 24, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)
Borrowings
Non-current			£ 8,768		£ 10,003
Drew down term loan			156	£ 9,241
Repayment of term loan			245	£ 11
Pre-Separation Programme Notes
Borrowings
Non-current			£ 8,638		£ 9,861
Average effective pre-swap interest rate			3.00%		3.07%
Pre-Separation Programme Notes | Later than five years
Borrowings
Non-current			£ 5,077		£ 5,299
Non-voting preference shares
Borrowings
Non-current			25		25
Callable floating Rate Senior Notes due 2024
Borrowings
Redemption of notes | $		$ 300
Gains (losses) on early redemption of debt	£ 0
Bonds
Borrowings
Non-current			£ 8,638		£ 9,861